PARTICIPATING LOAN INTERESTS	12 Months Ended
Dec. 31, 2019
Participating Loan Interests [Abstract]
PARTICIPATING LOAN INTERESTS
PARTICIPATING LOAN INTERESTS
Participating loan interests represented interests in certain properties in Australia that did not provide the partnership with control over the entity that owns the underlying property and were held at FVTPL on the consolidated balance sheets. The partnership sold its remaining participating loan interest in Darling Park Complex in Sydney in the third quarter of 2019. The instruments, which were receivable from a wholly-owned subsidiary of Brookfield Asset Management, was subject to the partnership’s prior right to convert into direct ownership interests in the underlying commercial properties, and had contractual interest rates that vary with the results of operations of those properties.

The outstanding principal of the participating loan interests relates to the following property:

(US$ Millions)	Participation interest		Carrying value
Name of property	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Darling Park Complex, Sydney	—%	30%	$—	$268
Total participating loan interests			$—	$268

(1)	The partnership sold the Darling Park Complex in the third quarter of 2019.

For the year ended December 31, 2019, the partnership recognized interest income on the participating loan interests of $8 million (2018 - $17 million; 2017 - $27 million) and fair value gains of $41 million (2018 - $36 million; 2017 - $59 million).